Schedule of Depreciation of Property and Equipment (Details)	Jun. 30, 2024	Dec. 31, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years	3 years